LAND USE RIGHTS	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS
LAND USE RIGHTS

NOTE 8 – LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2019	2018

Cost of land use rights	$4,421,007	$4,479,896
Less: Accumulated amortization	(1,132,048)	(1,057,531)
Land use rights, net	$3,288,959	$3,422,365

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2019, 2018 and 2017 was ($43,921),  ($181,553) and $217,105, respectively, which has been included in other comprehensive income/(loss). Amortization expense for the years ended December 31, 2019, 2018 and 2017 was $89,485,  $93,094 and $91,277, respectively.

Amortization expense for the next five years and thereafter is as follows:

2020	$88,418
2021	88,418
2022	88,418
2023	88,418
2024	88,418
Thereafter	2,846,869
Total	$3,288,959